Allowance for Loan Losses - Impaired Financing Receivables Excluding PCI Loans - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 3,146	$ 1,864
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	3,218	1,939
Impaired financing receivables, with an allowance recorded, Recorded Investment	451	993
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	455	996
Impaired financing receivables, with an allowance recorded, Related Allowance	91	141
Impaired financing receivables, Recorded Investment, Total	3,597	2,857
Impaired financing receivables, Unpaid Principal Balance, Total	3,673	2,935
Impaired financing receivables, Related Allowance, Total	91	141
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	367	367
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	367	367
Impaired financing receivables, Recorded Investment, Total	367	367
Impaired financing receivables, Unpaid Principal Balance, Total	367	367
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	168	193
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	168	193
Impaired financing receivables, with an allowance recorded, Recorded Investment	258	291
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	258	291
Impaired financing receivables, with an allowance recorded, Related Allowance	9	12
Impaired financing receivables, Recorded Investment, Total	426	484
Impaired financing receivables, Unpaid Principal Balance, Total	426	484
Impaired financing receivables, Related Allowance, Total	9	12
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	374	31
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	374	34
Impaired financing receivables, Recorded Investment, Total	374	31
Impaired financing receivables, Unpaid Principal Balance, Total	374	34
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,571	1,017
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,643	1,089
Impaired financing receivables, with an allowance recorded, Recorded Investment	193	262
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	197	265
Impaired financing receivables, with an allowance recorded, Related Allowance	82	122
Impaired financing receivables, Recorded Investment, Total	1,764	1,279
Impaired financing receivables, Unpaid Principal Balance, Total	1,840	1,354
Impaired financing receivables, Related Allowance, Total	82	122
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	666	256
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	666	256
Impaired financing receivables, with an allowance recorded, Recorded Investment		440
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		440
Impaired financing receivables, with an allowance recorded, Related Allowance		7
Impaired financing receivables, Recorded Investment, Total	666	696
Impaired financing receivables, Unpaid Principal Balance, Total	$ 666	696
Impaired financing receivables, Related Allowance, Total		$ 7